Condensed Consolidated Statements of Cash Flows - additional details - Change in net current assets and other operating cash flow items (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flow Statement [Abstract]
(Increase) in inventories	$ (107)	$ (71)
(Increase) in trade receivables	(165)	(116)
Increase in trade payables	108	72
Net change in other operating assets	(31)	(3)
Net change in other operating liabilities	(131)	(198)
Total	$ (326)	$ (316)